CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 269 (“PEA No. 269”) on January 26, 2018, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Henderson Asia Equity Fund	Janus Henderson European Focus Fund
- Class A Shares	- Class A Shares
- Class C Shares	- Class C Shares
- Class D Shares	- Class D Shares
- Class I Shares	- Class I Shares
- Class N Shares	- Class N Shares
- Class S Shares	- Class S Shares
- Class T Shares	- Class T Shares
Janus Henderson Balanced Fund	Janus Henderson Forty Fund
- Class A Shares	- Class A Shares
- Class C Shares	- Class C Shares
- Class D Shares	- Class D Shares
- Class I Shares	- Class I Shares
- Class N Shares	- Class N Shares
- Class R Shares	- Class R Shares
- Class S Shares	- Class S Shares
- Class T Shares	- Class T Shares
Janus Henderson Contrarian Fund	Janus Henderson Global Equity Income Fund
- Class A Shares	- Class A Shares
- Class C Shares	- Class C Shares
- Class D Shares	- Class D Shares
- Class I Shares	- Class I Shares
- Class N Shares	- Class N Shares
- Class R Shares	- Class S Shares
- Class S Shares	- Class T Shares
- Class T Shares	Janus Henderson Global Life Sciences Fund
Janus Henderson Emerging Markets Fund	- Class A Shares
- Class A Shares	- Class C Shares
- Class C Shares	- Class D Shares
- Class D Shares	- Class I Shares
- Class I Shares	- Class N Shares
- Class N Shares	- Class S Shares
- Class S Shares	- Class T Shares
- Class T Shares	Janus Henderson Global Real Estate Fund
Janus Henderson Enterprise Fund	- Class A Shares
- Class A Shares	- Class C Shares
- Class C Shares	- Class D Shares
- Class D Shares	- Class I Shares
- Class I Shares	- Class N Shares
- Class N Shares	- Class S Shares
- Class R Shares	- Class T Shares
- Class S Shares
- Class T Shares

Janus Henderson Global Research Fund	Janus Henderson International Small Cap Fund
- Class A Shares	- Class A Shares
- Class C Shares	- Class C Shares
- Class D Shares	- Class D Shares
- Class I Shares	- Class I Shares
- Class N Shares	- Class N Shares
- Class R Shares	- Class S Shares
- Class S Shares	- Class T Shares
- Class T Shares	Janus Henderson International Value Fund
Janus Henderson Global Select Fund	- Class A Shares
- Class A Shares	- Class C Shares
- Class C Shares	- Class D Shares
- Class D Shares	- Class I Shares
- Class I Shares	- Class N Shares
- Class N Shares	- Class S Shares
- Class R Shares	- Class T Shares
- Class S Shares	Janus Henderson Overseas Fund
- Class T Shares	- Class A Shares
Janus Henderson Global Technology Fund	- Class C Shares
- Class A Shares	- Class D Shares
- Class C Shares	- Class I Shares
- Class D Shares	- Class N Shares
- Class I Shares	- Class R Shares
- Class N Shares	- Class S Shares
- Class S Shares	- Class T Shares
- Class T Shares	Janus Henderson Research Fund
Janus Henderson Global Value Fund	- Class A Shares
- Class A Shares	- Class C Shares
- Class C Shares	- Class D Shares
- Class D Shares	- Class I Shares
- Class I Shares	- Class N Shares
- Class N Shares	- Class R Shares
- Class S Shares	- Class S Shares
- Class T Shares	- Class T Shares
Janus Henderson Growth and Income Fund	Janus Henderson Triton Fund
- Class A Shares	- Class A Shares
- Class C Shares	- Class C Shares
- Class D Shares	- Class D Shares
- Class I Shares	- Class I Shares
- Class N Shares	- Class N Shares
- Class R Shares	- Class R Shares
- Class S Shares	- Class S Shares
- Class T Shares	- Class T Shares
Janus Henderson International Opportunities Fund	Janus Henderson U.S. Growth Opportunities Fund
- Class A Shares	- Class A Shares
- Class C Shares	- Class C Shares
- Class D Shares	- Class D Shares
- Class I Shares	- Class I Shares
- Class N Shares	- Class N Shares
- Class R Shares	- Class S Shares
- Class S Shares	- Class T Shares
- Class T Shares

Janus Henderson Venture Fund
- Class A Shares
- Class C Shares
- Class D Shares
- Class I Shares
- Class N Shares
- Class S Shares
- Class T Shares

 (collectively, the “Funds”)

3.	The text of PEA No. 269 has been filed electronically.

DATED: January 31, 2018

JANUS INVESTMENT FUND on behalf of the Funds

By:	/s/ Kathryn Santoro
Kathryn Santoro
Vice President